16. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2024 CAD ($) shares
Related Party Transaction #1
Related Party	Shaun Passley, PhD
Nature of the relationship	CEO, Chairman of the BOD, Controlling voting stock with Epazz
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	5,136,459
Related Party Transaction #2
Related Party	Shaun Passley, PhD
Nature of the relationship	CEO, Chairman of the BOD, Controlling voting stock with Epazz
Related Party Transaction, Description of Transaction	Stock ownership, PS
Related Party Transaction, Shares	3,500,000
Related Party Transaction #3
Related Party	Shaun Passley, PhD
Nature of the relationship	CEO, Chairman of the BOD, Controlling voting stock with Epazz
Related Party Transaction, Description of Transaction	Stock ownership, SVS
Related Party Transaction, Shares	10,000
Related Party Transaction #4
Related Party	Epazz, Inc.
Nature of the relationship	Controlling voting stock with Shaun Passley
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	6,367,301
Related Party Transaction #5
Related Party	Epazz, Inc.
Nature of the relationship	Controlling voting stock with Shaun Passley
Related Party Transaction, Description of Transaction	Stock ownership, PS
Related Party Transaction, Shares	11,700,000
Related Party Transaction #6
Related Party	Epazz, Inc.
Nature of the relationship	Controlling voting stock with Shaun Passley
Related Party Transaction, Description of Transaction	Stock ownership, SVS
Related Party Transaction, Shares	45,000
Related Party Transaction #7
Related Party	Epazz, Inc.
Nature of the relationship	Controlling voting stock with Shaun Passley
Related Party Transaction, Description of Transaction	Note payable, currently not used
Related Party Transaction #8
Related Party	Epazz, Inc.
Nature of the relationship	Advance to affiliate for future services
Related Party Transaction, Description of Transaction	Advanced funds
Related Party Transaction, Amount | $	$ 15,557,973
Related Party Transaction #9
Related Party	Ameritek Ventures, Inc.
Nature of the relationship	Shaun Passley owns 100% of the company's of voting stock
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	1,583,333
Related Party Transaction #10
Related Party	Ameritek Ventures, Inc.
Nature of the relationship	Shaun Passley owns 100% of the company's of voting stock
Related Party Transaction, Description of Transaction	Stock ownership, PS
Related Party Transaction, Shares	750,000
Related Party Transaction #11
Related Party	Ameritek Ventures, Inc.
Nature of the relationship	Shaun Passley owns 100% of the company's of voting stock
Related Party Transaction, Description of Transaction	Stock ownership, SVS
Related Party Transaction, Shares	5,000
Related Party Transaction #12
Related Party	GG Mars Capital, Inc.
Nature of the relationship	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	1,706,802
Related Party Transaction #13
Related Party	GG Mars Capital, Inc.
Nature of the relationship	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.
Related Party Transaction, Description of Transaction	Warrants
Related Party Transaction, Shares	555,396
Related Party Transaction #14
Related Party	GG Mars Capital, Inc.
Nature of the relationship	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.
Related Party Transaction, Description of Transaction	Stock ownership, PS
Related Party Transaction, Shares	200,000
Related Party Transaction #15
Related Party	GG Mars Capital, Inc.
Nature of the relationship	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.
Related Party Transaction, Description of Transaction	Revolving line of credit
Related Party Transaction, Amount | $	$ 992,797
Related Party Transaction #16
Related Party	GG Mars Capital, Inc.
Nature of the relationship	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.
Related Party Transaction, Description of Transaction	Debentures - $150K
Related Party Transaction, Amount | $	$ 235,874
Related Party Transaction #17
Related Party	Vivienne Passley
Nature of the relationship	GG Mars Capital, Inc. President. Shaun Passley's family member.
Related Party Transaction, Description of Transaction	Stock ownership
Related Party Transaction, Shares	167
Related Party Transaction #18
Related Party	Star Financial Corporation
Nature of the relationship	Fay Passley, President of Star Financial is Shaun Passley family member.
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	1,400,495
Related Party Transaction #19
Related Party	Star Financial Corporation
Nature of the relationship	Fay Passley, President of Star Financial is Shaun Passley family member.
Related Party Transaction, Description of Transaction	Warrants
Related Party Transaction, Shares	549,088
Related Party Transaction #20
Related Party	Star Financial Corporation
Nature of the relationship	Fay Passley, President of Star Financial is Shaun Passley family member.
Related Party Transaction, Description of Transaction	Stock ownership, PS
Related Party Transaction, Shares	200,000
Related Party Transaction #21
Related Party	Star Financial Corporation
Nature of the relationship	Fay Passley, President of Star Financial is Shaun Passley family member.
Related Party Transaction, Description of Transaction	Revolving line of credit
Related Party Transaction, Amount | $	$ 1,394,839
Related Party Transaction #22
Related Party	Fay Passley
Nature of the relationship	Star Financial Corporation President. Shaun Passley's family member.
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	167
Related Party Transaction #23
Related Party	James A. Sherman
Nature of the relationship	CFO, board member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	389,915
Related Party Transaction #24
Related Party	Craig Passley
Nature of the relationship	Board member, Shaun Passley's family member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	121,581
Related Party Transaction #25
Related Party	Paul J. Piekos
Nature of the relationship	Board member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	48,632
Related Party Transaction #26
Related Party	Thomas W. Burns
Nature of the relationship	Board member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	48,632
Related Party Transaction #27
Related Party	Neville Brown
Nature of the relationship	Board member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	14,632
Related Party Transaction #28
Related Party	Yvonne V. Rattray
Nature of the relationship	Board member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	21,392
Related Party Transaction #30
Related Party	Marie Pindling
Nature of the relationship	Shaun Passley family member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	6,927
Related Party Transaction, Amount | $	$ 0
Related Party Transaction #31
Related Party	Olga Passley
Nature of the relationship	Shaun Passley family member
Related Party Transaction, Description of Transaction	Stock ownership, CS
Related Party Transaction, Shares	6,927
Related Party Transaction, Amount | $	$ 0